Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Prepaid expenses	7,555,209	17,471,073	2,541,062
Prepaid deposit for investment	51,500,000	—	—
Deposits held by third-parties	3,128,151	5,148,522	748,821
Telematics devices	3,791,271	4,400,164	639,977
Loan to suppliers	67,577,700	3,878,743	564,140
Interest receivables	—	9,050,640	1,316,361
Others	11,305,891	21,323,376	3,101,357

	144,858,222	61,272,518	8,911,718